PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheets
	As of December 31,
	2017	2018
	US$	US$

ASSETS
Cash and cash equivalents	11,801	2,529
Prepayments and other current assets	1,485	98
Amounts due from subsidiaries	8,835	17,056

Total current assets	22,121	19,683

Non-current assets:
Long-term investments	52,283	30,733
Investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	992,902	869,895
Restricted cash, non-current	-	1,001

Total non-current assets	1,045,185	901,629

Total assets	1,067,306	921,312

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Short-term loans	-	26,808
Accrued expenses and other liabilities	3,850	2,575
Amounts due to subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	-	5,722
Convertible notes- current	5,700	-
Total current liabilities	9,550	35,105
Non-current liabilities:
Convertible senior notes	291,365	254,435
Long-term loans	26,808	37,266
Total non-current liabilities	318,173	291,701

Total liabilities	327,723	326,806

Commitments and contingencies	-	-

Shareholders’ equity:

Class A ordinary shares, par value HK$1.00 per share, 600,000,000 shares authorized for Class A and Class B in aggregate, issued shares as of December 31, 2017 and 2018: 71,425,120 and 72,069,645 ; outstanding shares as of December 31, 2017 and 2018: 64,360,062 and 65,004,587	9,204	9,286
Class B ordinary shares, par value HK$1.00 per share, 600,000,000 shares authorized for Class A and Class B in aggregate, 24,336,650 shares and 24,336,650 shares issued and outstanding as of December 31, 2017 and 2018, respectively	3,124	3,124
Additional paid-in capital	500,666	517,802
Accumulated other comprehensive income (loss)	137,630	(75,837)
Retained earnings	225,574	276,746
Treasury stock (7,065,058 and 7,065,058 shares as of December 31, 2017 and 2018, respectively.)	(136,615)	(136,615)

Total shareholders’ equity	739,583	594,506

Total liabilities and shareholders’ equity	1,067,306	921,312

Condensed Statements of Comprehensive Income
	For the Years Ended December 31,
	2016	2017	2018
	US$	US$	US$

Revenues	-	-	-
Cost of revenues	-	-	-
Gross profit	-	-	-
General and administrative (expenses) income	3,610	(998)	(9,348)
Operating (loss) income	3,610	(998)	(9,348)

Equity in profits (losses) of subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	(167,967)	27,339	(85,190)
Foreign exchange gain	832	211	7
Interest income	1,775	196	73
Interest expenses	(17,807)	(7,233)	(7,700)
Change in fair value of securities	10,583	2,736	(14,904)
Investment income	1,571	2,221	2,151
Other-than-temporary impairment on available-for-sale securities	(2,232)	(2,768)	-

Income (loss) before income taxes	(169,635)	21,704	(114,911)

Income tax expenses	-	-	-

Net income (loss)	(169,635)	21,704	(114,911)

Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(60,732)	56,571	(46,648)
Amounts reclassified from accumulated other comprehensive income	(10,583)	(2,736)	(1,493)
Unrealized gain on available-for-sale securities	7,326	14,575	1,493
Other comprehensive income recorded by subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	-	198,263	-

Gain (loss) on intra- entity foreign transactions of long-term-investment nature	(6,996)	1,872	(3,034)

Other comprehensive income (loss), before tax	(70,985)	268,545	(49,682)
Income tax expense related to components of other comprehensive income	-	(49,566)	-

Other comprehensive income (loss), net of tax	(70,985)	218,979	(49,682)
Comprehensive income (loss)	(240,620)	240,683	(164,593)

Condensed Statements of Cash Flows

	2016	2017	2018
	US$	US$	US$

Net cash provided by (used in) operating activities	117,398	(67,381)	(3,302)
Net cash provided by investing activities	11,575	13,931	8,272
Net cash used in financing activities	(522,057)	(31,179)	(13,241)
Net decrease in cash and cash equivalents	(393,084)	(22,271)	(8,271)
Cash and cash equivalents and restricted cash at beginning of year	427,156	34,072	11,801
Cash and cash equivalents and restricted cash at end of year	34,072	11,801	3,530